Lines of Credit Payable (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]

Lines of Credit Payable consisted of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)
Due to Casino Operators (A)	$40,355,721	$35,989,109
Due to Others (B)	-	10,281,454
	$40,355,721	$46,270,563